Intangible Assets (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Common Stock, shares issued			14,690
Impairment of intangible asset	$ 82,120	$ 82,120
Asset Assign Agmt
Date of Agreement	Jul. 18, 2013	Jul. 18, 2013
Common Stock, shares issued	827,670	827,670
Series A Preferred Stock, shares issued	6,000,000	6,000,000
Stock Value	$ 123,973	$ 123,973
Asset Assign Agmt #2
Date of Agreement	Oct. 06, 2014	Oct. 06, 2014
Common Stock, shares issued	2,207,920	2,207,920
Common stock, value	$ 7,904,355	$ 7,904,355
Impaired Assets	0	0
Impairment of intangible asset	$ 82,120	$ 82,120